MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.      TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000             NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

Asian stock markets declined during the 12-month period ended October 31, 2000, weighed down by both domestic and global factors. Heightened political tensions and concerns over restructuring in the financial sector depressed market sentiment, particularly in northern Asia. Throughout the region, anticipation of a global economic slowdown coupled with continued high volatility worldwide in technology stocks dampened performance.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended October 31, 2000, Morgan Stanley Dean Witter Pacific Growth Fund's Class B shares posted a total return of -8.86 percent, compared to 1.09 percent for the broad-based Morgan Stanley Capital International (MSCI) World Index. For the same period, the Fund's Class A, C and D shares posted total returns of -8.10 percent, -8.88 percent and -7.94 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI World Index.

The Fund's underperformance relative to its benchmark can be attributed partially to its stock selection in Australia and India. According to Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, the Fund's stock selection in Japan -- notably a shift earlier in the year to select food, warehousing, basic materials and utility stocks coupled with select quality high-technology blue chips -- contributed positively to its overall performance during the period. Also benefiting the Fund was its equity selection in Hong Kong and South Korea.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000, CONTINUED

The Fund focuses on companies poised to benefit from strong global demand for electronic goods, a recovery in private consumption and global outsourcing. The Fund's sub-advisor continues to favor stocks with significant earnings potential in the electronics and technology areas, notably issues benefiting from strong exports and ones that are attractively valued relative to their global peers. The sub-advisor is also adding to other sectors it believes possess high long-term growth potential, such as pharmaceuticals in India, which appear to have operating earnings momentum, promising opportunities for sales of generic drugs in the United States and relatively attractive valuations compared to their global peers.

JAPAN

Although Japanese equities reached new year-to-date lows in October, with foreign selling continuing despite better than expected earnings releases, the market has also rallied at times during the year. Japan is recovering from dire government policy errors and corporate inaction over the past several years. This recovery, which has been manifesting itself in domestic activity, has been gaining momentum over the last several quarters, particularly in strong profit growth. Contributing to October's declines was a prevalent negative perception of high-technology stocks, mirrored in the volatility of the Nasdaq and global equity markets. In addition, foreign investors, who are estimated to have purchased a net $85 billion in Japanese equities during 1999, have been selling since March in an environment devoid of buyers. Within Japan the Fund continues to favor world-class technology companies and economically sensitive and cyclical stocks, focusing on valuations and earnings growth potential.

SOUTH KOREA

South Korean equities have been buffeted by Nasdaq-related volatility and continuing doubts surrounding that government's efforts to restructure the country's bad debt problem. The sub-advisor believes the markets will continue to look for indications that the government is following through with substantive restructuring and reform efforts. Morgan Stanley Dean Witter Investment Management is optimistic that South Korea will weather the near-term challenges of restructuring and anticipates that equities will benefit from these efforts over the longer term.

HONG KONG

Hong Kong was one of the better-performing Asian markets during the fiscal year. The market gained positive momentum from a strong Chinese economic environment and increased attention on

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000, CONTINUED

the banking and property sectors as investors withdrew from the technology, media and telecommunications sectors. Retail sentiment about property stocks improved as the government stepped back from supplying units in the mass residential market. Positive economic signs continue to emerge, such as accelerating domestic demand, a dip in unemployment figures and September's trade growth, which surpassed expectations.

TAIWAN

Taiwanese equities have been suppressed recently by downward earnings revisions in the technology sector as well as political instability, which was underscored by the opposition party's call for the president's impeachment. Although the sub-advisor does not believe such an event is likely to occur, it does anticipate political turmoil to continue in the near term.

SINGAPORE

Equities in Singapore have been affected negatively by the Nasdaq's volatility, while high oil prices and ongoing inflationary concerns have outweighed strong expansion in non-oil domestic exports and better than expected consumer demand. The sub-advisor is encouraged by Singapore's commitment to systematic restructuring. Recently released economic data show no significant slowdown, with non-oil domestic exports and domestic consumption continuing to show robust growth.

AUSTRALIA

Australian equities fared relatively well during this period, though the profit cycle there has been decelerating. Australia's media sector has been weighed down by concerns over a U.S. economic hard landing and fears of declining U.S. advertising spending. Concerns over slower global growth have also weighed on metals prices and Australia's resources sector.

LOOKING AHEAD

Despite the Asian markets' October decline, Morgan Stanley Dean Witter Investment Management sees signs for optimism in Asia's export strength, indications of domestic demand recovery in the region, and government actions such as South Korea's commitment to adhere to rational, viable restructuring plans. The sub-advisor continues to believe that Japan is attractively valued in a relatively expensive world and that the domestic economic cycle is building while the U.S. cycle is slowing. The sub-advisor expects that a rebound will eventually occur in Japan, but this is not likely to happen until there is confirmation that the U.S. markets have bottomed out. As fears of tighter

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000, CONTINUED

monetary policy reverse and market volatility in the United States subsides, Morgan Stanley Dean Witter Investment Management continues to maintain its positive long-term outlook for the Asian region.

We appreciate your ongoing support of Morgan Stanley Dean Witter Pacific Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FUND PERFORMANCE OCTOBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES
($ in Thousands)

                  FUND     MSCI(4)
NOVEMBER 1990   $10,000    $10,000
JANUARY 1991    $10,230    $10,575
April 1991        $11,925  $11,291
July 1991         $12,136  $11,335
October 1991      $11,754  $11,773
January 1992      $12,364  $11,845
April 1992        $12,374  $11,236
July 1992         $12,272  $11,310
October 1992      $12,913  $11,157
January 1993      $12,742  $11,476
April 1993        $15,236  $12,994
July 1993         $16,172  $13,443
October 1993      $20,162  $14,170
January 1994      $23,329  $14,937
April 1994        $20,542  $14,534
July 1994         $21,110  $14,797
October 1994      $22,317  $15,254
January 1995      $17,900  $14,502
April 1995        $19,073  $15,949
July 1995         $21,408  $16,874
October 1995      $20,387  $16,701
January 1996      $22,388  $18,096
April 1996        $22,766  $18,933
July 1996         $20,465  $18,361
October 1996      $20,999  $19,422
January 1997      $21,769  $20,414
April 1997        $20,041  $20,890
July 1997         $22,243  $24,346
October 1997      $14,486  $22,680
January 1998      $12,402  $24,002
April 1998        $12,712  $26,956
July 1998         $10,036  $27,194
October 1998      $11,173  $26,140
January 1999      $11,977  $29,671
April 1999        $14,067  $31,257
July 1999         $16,398  $31,412
October 1999      $16,524  $32,653
January 2000      $19,536  $34,198
April 2000        $18,765  $35,098
July 2000         $17,396  $34,353
October 2000   $15,060(3)  $33,010

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND
    CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   -------------------------------------------      ---------------------------------------------
   PERIOD ENDED 10/31/00                            PERIOD ENDED 10/31/00
   -------------------------                        -------------------------
   1 Year                     (8.10)%(1) (12.92)%(2) 1 Year                    (8.86)%(1) 13.41%(2)
   Since Inception (7/28/97)  (10.16)%(1) (11.64)%(2) 5 Years                  (5.88)%(1) (6.24)%(2)
                                                    Since Inception
                                                     (11/30/90)                4.21%(1)  4.21%(2)

                 CLASS C SHARES+                                   CLASS D SHARES#
   -------------------------------------------      ---------------------------------------------
   PERIOD ENDED 10/31/00                            PERIOD ENDED 10/31/00
   -------------------------                        -------------------------
   1 Year                     (8.88)%(1) (9.79)%(2) 1 Year                     (7.94)%(1)
   Since Inception (7/28/97)  (10.77)%(1) (10.77)%(2) Since Inception (7/28/97) (9.96)%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on October 31, 2000.
(4) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON AND PREFERRED STOCKS AND BONDS (97.9%)
                  AUSTRALIA (6.1%)
                  AIRLINES
      629,900     Quantas Airways Ltd.............................................................  $  1,274,063
                                                                                                    ------------
                  BEVERAGES: ALCOHOLIC
      607,700     Foster's Brewing Group Ltd......................................................     1,384,390
                                                                                                    ------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS
      157,200     ERG Ltd.........................................................................       774,412
                                                                                                    ------------
                  MAJOR BANKS
       91,800     Commonwealth Bank of Australia..................................................     1,373,879
      182,050     National Australia Bank Ltd.....................................................     2,543,391
      255,250     Westpac Banking Corp., Ltd......................................................     1,752,957
                                                                                                    ------------
                                                                                                       5,670,227
                                                                                                    ------------
                  MAJOR TELECOMMUNICATIONS
      978,100     Telstra Corp. Ltd...............................................................     3,210,227
                                                                                                    ------------
                  MEDIA CONGLOMERATES
      523,900     News Corporation Ltd............................................................     5,511,341
                                                                                                    ------------
                  MEDICAL/NURSING SERVICES
      144,600     Sonic Healthcare Ltd............................................................       587,964
                                                                                                    ------------
                  MISCELLANEOUS COMMERCIAL SERVICES
       62,900     Brambles Industries, Ltd........................................................     1,640,112
                                                                                                    ------------
                  OTHER METALS/MINERALS
      388,500     Broken Hill Proprietary Co., Ltd................................................     3,787,218
      109,263     OneSteel Ltd.*..................................................................        52,402
      241,650     Rio Tinto Ltd...................................................................     3,335,994
                                                                                                    ------------
                                                                                                       7,175,614
                                                                                                    ------------
                  PHARMACEUTICALS: OTHER
       78,850     CSL Limited.....................................................................     1,410,624
                                                                                                    ------------
                  PRECIOUS METALS
    1,238,100     Normandy Mining Ltd.............................................................       600,242
                                                                                                    ------------
                  REAL ESTATE DEVELOPMENT
      103,800     Lend Lease Corporation Ltd......................................................     1,222,096
                                                                                                    ------------
                  SPECIALTY TELECOMMUNICATIONS
      505,500     Davnet Limited..................................................................       205,543
                                                                                                    ------------

                  TOTAL AUSTRALIA.................................................................    30,666,855
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  CHINA (1.2%)
                  CHEMICALS: SPECIALTY
    5,030,000     China Petroleum and Chemical Corporation*.......................................  $    986,856
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
    2,218,000     Great Wall Technology Co........................................................       668,381
                                                                                                    ------------
                  INVESTMENT TRUSTS/MUTUAL FUNDS
      100,000     Investment Co. of
                    China* **.....................................................................       275,000
                                                                                                    ------------
                  MAJOR TELECOMMUNICATIONS
    1,370,000     China Unicom Ltd.*..............................................................     2,749,346
                                                                                                    ------------
                  OIL & GAS PRODUCTION
    5,554,000     PetroChina Co. Ltd..............................................................     1,168,004
                                                                                                    ------------

                  TOTAL CHINA.....................................................................     5,847,587
                                                                                                    ------------

                  HONG KONG (11.1%)
                  AIRLINES
    1,113,000     Cathay Pacific Airways, Ltd.....................................................     2,019,510
                                                                                                    ------------
                  BROADCASTING
      282,600     Television Broadcasts Ltd.......................................................     1,547,371
                                                                                                    ------------
                  COMPUTER PROCESSING HARDWARE
    1,296,000     Legend Holdings Ltd. (Hong Kong)................................................     1,096,840
                                                                                                    ------------
                  ELECTRONIC PRODUCTION EQUIPMENT
      254,000     ASM Pacific Technology Ltd......................................................       504,847
                                                                                                    ------------
                  GAS DISTRIBUTORS
    1,468,500     Hong Kong & China Gas Co., Ltd..................................................     1,854,832
                                                                                                    ------------
                  INDUSTRIAL CONGLOMERATES
    1,194,190     Hutchison Whampoa, Ltd..........................................................    14,815,588
      538,800     Swire Pacific Ltd. (Class A)....................................................     3,323,282
                                                                                                    ------------
                                                                                                      18,138,870
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
    1,061,000     China Merchants Holdings International Co., Ltd.................................       734,689
                                                                                                    ------------
                  INTERNET SOFTWARE/SERVICES
    1,018,000     Timeless Software Ltd.*.........................................................       143,594
                                                                                                    ------------
                  MAJOR BANKS
      164,800     Hang Seng Bank Ltd..............................................................     1,938,910
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  MISCELLANEOUS COMMERCIAL SERVICES
    1,199,000     Cosco Pacific Ltd...............................................................  $    884,060
                                                                                                    ------------
                  MISCELLANEOUS MANUFACTURING
      799,400     Johnson Electric Holdings Ltd...................................................     1,594,003
                                                                                                    ------------
                  REAL ESTATE DEVELOPMENT
      447,400     Cheung Kong (Holdings) Ltd......................................................     4,948,227
       97,000     Henderson Land Development Co., Ltd.............................................       417,932
      416,000     Hong Kong Land Holdings Ltd.....................................................       769,600
      501,400     Sun Hung Kai Properties Ltd.....................................................     4,098,822
                                                                                                    ------------
                                                                                                      10,234,581
                                                                                                    ------------
                  REGIONAL BANKS
      148,000     Dao Heng Bank Group Ltd.........................................................       747,743
                                                                                                    ------------
                  SPECIALTY TELECOMMUNICATIONS
      441,000     Asia Satellite Telecommunications Holdings Ltd..................................       893,491
    1,081,568     Pacific Century CyberWorks Ltd.*................................................       832,146
                                                                                                    ------------
                                                                                                       1,725,637
                                                                                                    ------------
                  WHOLESALE DISTRIBUTORS
      213,000     Citic Pacific Ltd...............................................................       854,906
    1,654,800     Li & Fung Limited...............................................................     3,076,862
                                                                                                    ------------
                                                                                                       3,931,768
                                                                                                    ------------
                  WIRELESS COMMUNICATIONS
    1,289,900     China Mobile Ltd.*..............................................................     8,253,746
      139,000     SmarTone Telecommunications Holdings Ltd........................................       204,978
                                                                                                    ------------
                                                                                                       8,458,724
                                                                                                    ------------

                  TOTAL HONG KONG.................................................................    55,555,979
                                                                                                    ------------
                  INDIA (4.7%)
                  CHEMICALS: SPECIALTY
      130,000     Reliance Industries Ltd.........................................................       840,288
                                                                                                    ------------
                  COMPUTER PROCESSING HARDWARE
       85,100     Digital Equipment (India) Ltd...................................................       861,615
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  CONSTRUCTION MATERIALS
      153,000     Gujarat Ambuja Cements Ltd......................................................  $    436,817
                                                                                                    ------------
                  DATA PROCESSING SERVICES
       20,950     HCL Technologies Ltd............................................................       531,366
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
      167,500     Sterlite Industries Ltd.........................................................       584,464
      167,500     Sterlite Optical Technologies Ltd.*.............................................     3,651,786
                                                                                                    ------------
                                                                                                       4,236,250
                                                                                                    ------------
                  GAS DISTRIBUTORS
      464,961     Gas Authority of India Ltd......................................................       426,297
       93,000     Gas Authority of India Ltd. (GDR)...............................................       476,625
                                                                                                    ------------
                                                                                                         902,922
                                                                                                    ------------
                  INFORMATION TECHNOLOGY SERVICES
       26,858     Infosys Technologies Ltd........................................................     4,105,666
          500     Satyam Computer Service Ltd.....................................................         3,275
                                                                                                    ------------
                                                                                                       4,108,941
                                                                                                    ------------
                  MAJOR TELECOMMUNICATIONS
      204,921     Videsh Sanchar Nigam Ltd........................................................       921,926
                                                                                                    ------------
                  MISCELLANEOUS COMMERCIAL SERVICES
      162,000     Aptech Ltd......................................................................     1,477,516
       35,700     ASE Test Ltd. (ADR)*............................................................       551,119
                                                                                                    ------------
                                                                                                       2,028,635
                                                                                                    ------------
                  MISCELLANEOUS MANUFACTURING
      110,000     Grasim Industries Ltd...........................................................       476,824
        6,800     Ramco Systems Ltd.*.............................................................       137,051
                                                                                                    ------------
                                                                                                         613,875
                                                                                                    ------------
                  MOTOR VEHICLES
       46,000     Hero Honda Motors Ltd...........................................................       865,957
                                                                                                    ------------
                  PACKAGED SOFTWARE
       43,800     NIIT Ltd........................................................................     1,472,576
       27,644     PSI Data Systems Ltd............................................................       214,521
       54,850     Software Solution Integrated Ltd................................................     2,495,207
                                                                                                    ------------
                                                                                                       4,182,304
                                                                                                    ------------
                  PHARMACEUTICALS: GENERIC DRUGS
       43,600     Dr. Reddy's Laboratories Ltd....................................................     1,303,259
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS: OTHER
       53,250     Ranbaxy Laboratories Ltd........................................................  $    791,824
                                                                                                    ------------
                  REGIONAL BANKS
      259,250     Corporation Bank................................................................       365,659
                                                                                                    ------------
                  SPECIALTY TELECOMMUNICATIONS
      269,000     Mahanagar Telephone Nigam Ltd...................................................       808,721
                                                                                                    ------------
                  TRUCKS/CONSTRUCTION/FARM MACHINERY
      153,500     Escorts Ltd.....................................................................       235,814
          100     Punjab Tractors Ltd.............................................................           339
                                                                                                    ------------
                                                                                                         236,153
                                                                                                    ------------

                  TOTAL INDIA.....................................................................    24,036,512
                                                                                                    ------------

                  INDONESIA (0.0%)
                  INVESTMENT TRUSTS/MUTUAL FUNDS
    2,500,000     Batavia Investment Fund Ltd.*...................................................       --
                                                                                                    ------------

                  JAPAN (54.3%)
                  BUILDING PRODUCTS
      546,000     Sanwa Shutter Corp..............................................................     1,295,475
   JPY 80,000K    Sanwa Shutter Corp. 0.90% due 03/31/06 (Conv.)..................................       727,006
                                                                                                    ------------
                                                                                                       2,022,481
                                                                                                    ------------
                  CHEMICALS: SPECIALTY
      934,000     Daicel Chemical Industries, Ltd.................................................     2,840,674
      358,000     Denki Kagaku Kogyo Kabushiki Kaisha.............................................     1,285,599
      657,000     Kaneka Corp.....................................................................     6,379,809
      762,000     Mitsubishi Chemical Corp........................................................     2,408,300
      284,000     NIFCO Inc.......................................................................     3,119,421
      415,000     Shin-Etsu Polymer Co., Ltd......................................................     2,528,170
                                                                                                    ------------
                                                                                                      18,561,973
                                                                                                    ------------
                  COMMERCIAL PRINTING/FORMS
      296,000     Dai Nippon Printing Co., Ltd....................................................     4,636,863
      147,000     Nissha Printing Co., Ltd........................................................       770,282
                                                                                                    ------------
                                                                                                       5,407,145
                                                                                                    ------------
                  COMPUTER PERIPHERALS
      216,000     Mitsumi Electric Co., Ltd.......................................................     7,123,488
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  COMPUTER PROCESSING HARDWARE
      405,000     Fujitsu Ltd.....................................................................  $  7,212,532
                                                                                                    ------------
                  ELECTRIC UTILITIES
      120,000     Tokyo Electric Power Co.........................................................     2,913,155
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
      165,000     Furukawa Electric Co............................................................     4,338,128
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
       75,000     TDK Corp........................................................................     7,557,713
                                                                                                    ------------
                  ELECTRONIC DISTRIBUTORS
      159,000     Ryosan Co., Ltd.................................................................     2,949,569
                                                                                                    ------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS
      211,000     Canon, Inc......................................................................     8,369,641
       59,300     Kyocera Corp....................................................................     7,713,998
      342,000     Matsushita Electric Industrial Co., Ltd.........................................     9,931,660
      430,000     NEC Corp........................................................................     8,193,477
    1,040,000     Toshiba Corp....................................................................     7,431,294
                                                                                                    ------------
                                                                                                      41,640,070
                                                                                                    ------------
                  ELECTRONICS/APPLIANCES
      176,300     Aiwa Co., Ltd...................................................................     1,492,316
      466,000     Casio Computer Co., Ltd.........................................................     4,695,859
      143,500     Rinnai Corp.....................................................................     2,938,095
      113,200     Sony Corp.......................................................................     9,042,726
                                                                                                    ------------
                                                                                                      18,168,996
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
       60,000     Kyudenko Corp...................................................................       196,226
                                                                                                    ------------
                  FINANCE/RENTAL/LEASING
      282,800     Hitachi Credit Corp.............................................................     7,202,125
                                                                                                    ------------
                  FOOD RETAIL
      111,900     FamilyMart Co., Ltd.............................................................     2,962,541
                                                                                                    ------------
                  FOOD: MEAT/FISH/DAIRY
      240,000     Nippon Meat Packers, Inc........................................................     3,042,873
                                                                                                    ------------
                  FOOD: SPECIALTY/CANDY
      120,000     House Foods Corp................................................................     1,572,004
                                                                                                    ------------
                  HOME BUILDING
      605,000     Sekisui Chemical Co., Ltd.......................................................     1,745,832
      419,000     Sekisui House Ltd...............................................................     4,429,516
                                                                                                    ------------
                                                                                                       6,175,348
                                                                                                    ------------
                  HOME FURNISHINGS
       46,000     Sangetsu Co., Ltd...............................................................       618,193
                                                                                                    ------------
                  INDUSTRIAL CONGLOMERATES
      783,000     Hitachi Ltd.....................................................................     8,392,360
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  INDUSTRIAL MACHINERY
      545,000     Amada Co., Ltd..................................................................  $  4,243,771
      493,000     Daifuku Co., Ltd................................................................     4,064,676
      355,000     Daikin Industries, Ltd..........................................................     6,861,946
      151,000     Fuji Machine Manufacturing Co., Ltd.............................................     4,122,206
      425,000     Minebea Co., Ltd................................................................     4,243,771
    1,007,000     Mitsubishi Heavy Industries Ltd.................................................     3,911,396
      666,000     Tsubakimoto Chain Co............................................................     2,184,207
                                                                                                    ------------
                                                                                                      29,631,973
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
      286,000     Fujitec Co., Ltd................................................................     2,192,946
      326,000     Lintec Corp.....................................................................     3,052,144
                                                                                                    ------------
                                                                                                       5,245,090
                                                                                                    ------------
                  MAJOR BANKS
      100,000     Bank of Tokyo-Mitsubishi, Ltd...................................................     1,199,157
                                                                                                    ------------
                  MAJOR TELECOMMUNICATIONS
          750     Nippon Telegraph & Telephone Corp...............................................     6,822,554
                                                                                                    ------------
                  MARINE SHIPPING
      203,000     Mitsubishi Logistics Corp.......................................................     1,729,480
                                                                                                    ------------
                  MISCELLANEOUS MANUFACTURING
      238,000     Kurita Water Industries Ltd.....................................................     3,870,007
                                                                                                    ------------
                  MOTOR VEHICLES
      858,000     Nissan Motor Co., Ltd.*.........................................................     5,887,156
      338,000     Suzuki Motor Corp...............................................................     3,622,756
      145,000     Toyota Motor Corp...............................................................     5,791,499
                                                                                                    ------------
                                                                                                      15,301,411
                                                                                                    ------------
                  OFFICE EQUIPMENT/SUPPLIES
      525,000     Ricoh Co., Ltd..................................................................     8,079,883
                                                                                                    ------------
                  PHARMACEUTICALS: MAJOR
      263,000     Sankyo Co., Ltd.................................................................     5,794,384
                                                                                                    ------------
                  PHARMACEUTICALS: OTHER
      161,000     Ono Pharmaceutical Co., Ltd.....................................................     6,415,812
      159,000     Yamanouchi Pharmaceutical Co., Ltd..............................................     7,195,493
                                                                                                    ------------
                                                                                                      13,611,305
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  REAL ESTATE DEVELOPMENT
          700     Chubu Sekiwa Real Estate, Ltd...................................................  $      3,200
      344,000     Mitsubishi Estate Co., Ltd......................................................     3,655,552
                                                                                                    ------------
                                                                                                       3,658,752
                                                                                                    ------------
                  RECREATIONAL PRODUCTS
      209,000     Fuji Photo Film Co., Ltd........................................................     7,754,214
       63,100     Nintendo Co., Ltd...............................................................    10,433,813
      338,000     Yamaha Corp.....................................................................     2,910,590
                                                                                                    ------------
                                                                                                      21,098,617
                                                                                                    ------------
                  SEMICONDUCTORS
       24,000     Rohm Co., Ltd...................................................................     6,048,369
                                                                                                    ------------
                  WHOLESALE DISTRIBUTORS
      138,000     Nagase & Company, Ltd...........................................................       661,176
       86,000     Nissei Sangyo Co., Ltd..........................................................     1,029,700
                                                                                                    ------------
                                                                                                       1,690,876
                                                                                                    ------------

                  TOTAL JAPAN.....................................................................   271,838,778
                                                                                                    ------------

                  MALAYSIA (2.5%)
                  BEVERAGES: ALCOHOLIC
      444,000     Carlsberg Brewery (Malaysia) Berhad.............................................     1,285,229
                                                                                                    ------------
                  CASINO/GAMING
      403,000     Tanjong PLC.....................................................................       752,954
                                                                                                    ------------
                  ELECTRIC UTILITIES
      354,000     Tenaga Nasional Berhad..........................................................     1,145,812
                                                                                                    ------------
                  HOTELS/RESORTS/CRUISELINES
      366,000     Resorts World Berhad............................................................       640,483
                                                                                                    ------------
                  MAJOR BANKS
      613,000     Malayan Banking Berhad..........................................................     2,451,935
                                                                                                    ------------
                  MAJOR TELECOMMUNICATIONS
      747,000     Digi.com Berhad*................................................................     1,120,471
      503,000     Telekom Malaysia Berhad.........................................................     1,548,670
                                                                                                    ------------
                                                                                                       2,669,141
                                                                                                    ------------
                  REGIONAL BANKS
      270,000     Commerce Asset-Holdings Berhad..................................................       685,640
      636,000     Public Bank Berhad..............................................................       548,954
                                                                                                    ------------
                                                                                                       1,234,594
                                                                                                    ------------
                  SEMICONDUCTORS
      157,000     Malaysian Pacific Industries Berhad.............................................       888,266
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  TOBACCO
      171,200     British American Tobacco (Malaysia) Berhad......................................  $  1,565,538
                                                                                                    ------------
                  TOTAL MALAYSIA..................................................................    12,633,952
                                                                                                    ------------

                  NEW ZEALAND (0.1%)
                  MAJOR TELECOMMUNICATIONS
      251,400     Telecom Corporation of New Zealand Ltd..........................................       559,161
                                                                                                    ------------

                  SINGAPORE (5.2%)
                  AIRLINES
      343,000     Singapore Airlines Ltd..........................................................     3,439,380
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
      283,100     Venture Manufacturing Ltd.......................................................     2,741,967
                                                                                                    ------------
                  FINANCIAL CONGLOMERATES
      415,000     Keppel Corp., Ltd...............................................................       827,541
                                                                                                    ------------
                  MAJOR BANKS
      482,244     DBS Group Holdings Ltd..........................................................     5,687,358
                                                                                                    ------------
                  MARINE SHIPPING
      527,000     Neptune Orient Lines Ltd.*......................................................       447,373
      300,600     Sembcorp Logistics Ltd..........................................................     1,626,994
                                                                                                    ------------
                                                                                                       2,074,367
                                                                                                    ------------
                  MISCELLANEOUS COMMERCIAL SERVICES
      496,000     SIA Engineering Co., Ltd.*......................................................       409,754
                                                                                                    ------------
                  MISCELLANEOUS MANUFACTURING
      455,000     Omni Industries Ltd.............................................................       767,320
                                                                                                    ------------
                  PROPERTY - CASUALTY INSURERS
      410,000     Pacific Century Regional Developments Limited*..................................       315,349
                                                                                                    ------------
                  PUBLISHING: NEWSPAPERS
      157,099     Singapore Press Holdings Ltd....................................................     2,246,573
                                                                                                    ------------
                  REAL ESTATE DEVELOPMENT
      227,400     City Developments, Ltd..........................................................     1,049,419
      452,000     DBS Land Ltd....................................................................       687,580
                                                                                                    ------------
                                                                                                       1,736,999
                                                                                                    ------------
                  REGIONAL BANKS
      388,310     Oversea-Chinese Banking Corp. Ltd...............................................     2,477,821
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
      272,104     Overseas Union Bank Ltd.........................................................  $  1,317,732
      153,000     United Overseas Bank Ltd........................................................     1,133,204
                                                                                                    ------------
                                                                                                       4,928,757
                                                                                                    ------------
                  SEMICONDUCTORS
      246,000     Chartered Semiconductor Manufacturing Ltd.*.....................................     1,065,178
                                                                                                    ------------

                  TOTAL SINGAPORE.................................................................    26,240,543
                                                                                                    ------------

                  SOUTH KOREA (5.8%)
                  ADVERTISING/MARKETING SERVICES
       12,680     Cheil Communications Inc........................................................       812,678
                                                                                                    ------------
                  CATALOG/SPECIALTY DISTRIBUTION
        9,320     LG Home Shopping Inc............................................................       559,691
                                                                                                    ------------
                  CELLULAR TELEPHONE
      177,700     SK Telecom Co., Ltd. (ADR)......................................................     4,453,606
                                                                                                    ------------
                  DEPARTMENT STORES
       12,850     CJ39 Shopping Corp..............................................................       245,380
                                                                                                    ------------
                  ELECTRIC UTILITIES
       32,110     Korea Electric Power Corp.......................................................       716,061
      112,200     Korea Electric Power Corp. (ADR)................................................     1,367,438
                                                                                                    ------------
                                                                                                       2,083,499
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
       23,308     Samsung Electro-Mechanics Co....................................................       744,874
                                                                                                    ------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS
       58,949     Samsung Electronics Co. Ltd.*...................................................     7,375,094
                                                                                                    ------------
                  ELECTRONICS/APPLIANCES
       71,740     Humax Co., Ltd.*................................................................       673,940
        9,050     Samsung Electronics - (Pref.)...................................................       463,227
                                                                                                    ------------
                                                                                                       1,137,167
                                                                                                    ------------
                  FOOD: SPECIALTY/CANDY
       24,850     Tong Yang Confectionery Corp....................................................       621,795
                                                                                                    ------------
                  MAJOR BANKS
      400,050     Hanvit Bank*....................................................................       477,672
      104,966     Kookmin Bank....................................................................     1,198,032
                                                                                                    ------------
                                                                                                       1,675,704
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  MAJOR TELECOMMUNICATIONS
        2,430     Korea Telecom Corp..............................................................  $    142,941
       10,940     Korea Telecom Freetel*..........................................................       385,157
                                                                                                    ------------
                                                                                                         528,098
                                                                                                    ------------
                  MOTOR VEHICLES
       34,620     Hyundai Motor Co., Ltd..........................................................       395,136
                                                                                                    ------------
                  REGIONAL BANKS
       76,558     H&CB............................................................................     1,838,333
      156,720     Shinhan Bank....................................................................     1,568,576
                                                                                                    ------------
                                                                                                       3,406,909
                                                                                                    ------------
                  SEMICONDUCTORS
      128,034     Hyundai Electronics Industries Co.*.............................................       785,740
                                                                                                    ------------
                  SPECIALTY TELECOMMUNICATIONS
       50,135     Korea Telecom Corp. (ADR).......................................................     1,848,728
                                                                                                    ------------
                  STEEL
       51,700     Pohang Iron & Steel Co., Ltd. (ADR).............................................       817,506
                                                                                                    ------------
                  TELECOMMUNICATION EQUIPMENT
       56,660     Communication Network Interface Inc.*...........................................       131,328
                                                                                                    ------------
                  WIRELESS COMMUNICATIONS
        4,920     SK Telecom Co., Ltd.............................................................     1,047,498
       73,470     Telson Electronics Co., Ltd.....................................................       347,031
                                                                                                    ------------
                                                                                                       1,394,529
                                                                                                    ------------

                  TOTAL SOUTH KOREA...............................................................    29,017,462
                                                                                                    ------------

                  TAIWAN (6.0%)
                  ADVERTISING/MARKETING SERVICES
      257,237     Pro Mos Technologies Inc.*......................................................       244,116
                                                                                                    ------------
                  CHEMICALS: SPECIALTY
    1,053,048     Nan Ya Plastic Corp.............................................................     1,253,241
                                                                                                    ------------
                  COMPUTER PERIPHERALS
      221,048     Acer Communications & Multi Media Inc...........................................       263,071
       93,589     Ambit Microsystems Corp.........................................................       433,952
      417,620     Hon Hai Precison Industry Co. Ltd...............................................     2,181,693
                                                                                                    ------------
                                                                                                       2,878,716
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  COMPUTER PROCESSING HARDWARE
      153,400     Advantech Co., Ltd.*............................................................  $    573,768
      367,626     Asustek Computer Inc............................................................     1,829,607
      555,004     Compal Electronics Inc..........................................................       845,802
                                                                                                    ------------
                                                                                                       3,249,177
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
       16,000     Via Technologies Inc.*..........................................................       114,745
      796,000     Yageo Corporation*..............................................................       610,226
                                                                                                    ------------
                                                                                                         724,971
                                                                                                    ------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS
      383,500     Delta Electronics, Inc..........................................................     1,221,036
                                                                                                    ------------
                  ELECTRONIC PRODUCTION EQUIPMENT
    2,604,541     Taiwan Semiconductor Manufacturing Co. Ltd.*....................................     7,890,110
                                                                                                    ------------
                  FOOD RETAIL
      298,872     President Chain Store Corp......................................................       849,961
                                                                                                    ------------
                  FOOD: SPECIALTY/CANDY
      795,000     President Enterprises Corp.*....................................................       530,819
                                                                                                    ------------
                  REGIONAL BANKS
    1,156,232     China Trust Commercial Bank*....................................................       732,697
    1,441,900     Taishin International Bank*.....................................................       673,035
                                                                                                    ------------
                                                                                                       1,405,732
                                                                                                    ------------
                  SEMICONDUCTORS
      596,585     Advanced Semiconductor Engineering Inc.*........................................       684,182
      471,510     Macronix International Co., Ltd.*...............................................       670,462
       90,000     Realtek Semiconductor Corp......................................................       335,240
      107,200     Siliconware Precision - ADR*....................................................       428,800
      799,328     Siliconware Precision Industries Co.*...........................................       607,835
    3,121,800     United Microelectronics Corp., Ltd.*............................................     5,500,544
      827,620     Winbond Electronics Corp.*......................................................       800,758
                                                                                                    ------------
                                                                                                       9,027,821
                                                                                                    ------------
                  TELECOMMUNICATION EQUIPMENT
      131,000     Zinwell Corporation.............................................................       315,858
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  TEXTILES
       97,440     Far Eastern Textile Ltd.........................................................  $     80,121
       69,906     Far Eastern Textile Ltd. - 144A (GDS)=/=........................................       566,239
                                                                                                    ------------
                                                                                                         646,360
                                                                                                    ------------
                  TOTAL TAIWAN....................................................................    30,237,918
                                                                                                    ------------

                  THAILAND (0.9%)
                  CONSTRUCTION MATERIALS
      200,433     Siam City Cement Co. PCL*.......................................................       473,858
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
      172,672     Delta Electronics (Thailand) Public Co., Ltd....................................       792,902
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
      173,300     BEC World PCL...................................................................       803,664
                                                                                                    ------------
                  REAL ESTATE DEVELOPMENT
    2,168,600     Golden Land Property Development Company Ltd.*..................................       211,980
                                                                                                    ------------
                  REGIONAL BANKS
    1,319,300     Thai Farmers Bank PCL*..........................................................       682,293
                                                                                                    ------------
                  WIRELESS COMMUNICATIONS
      134,100     Advanced Info Service PCL*......................................................     1,103,528
      183,400     Total Access Communication PCL..................................................       583,212
                                                                                                    ------------
                                                                                                       1,686,740
                                                                                                    ------------

                  TOTAL THAILAND..................................................................     4,651,437
                                                                                                    ------------

                  TOTAL COMMON AND PREFERRED STOCKS AND BONDS
                  (COST $462,753,628).............................................................   491,286,184
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  SHORT-TERM INVESTMENT (a) (0.1%)
                  COMMERCIAL PAPER
                  FINANCIAL CONGLOMERATES
  $   350,000     General Electric Capital Corp. 6.45% due 12/14/00 (COST $347,304)...............  $    347,304
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $463,100,932)(B)....................................................................   98.0%    491,633,488

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    2.0      10,280,643
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 501,914,131
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Share.
 K   In thousands.
 *   Non-income producing security.
** Partially paid shares. Resale is restricted to qualified institutional investors.
=/=  Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $90,904,986 and the aggregate gross unrealized depreciation is $62,372,430, resulting in net unrealized appreciation of $28,532,556.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 2000:

                            IN                    UNREALIZED
    CONTRACTS TO         EXCHANGE    DELIVERY   APPRECIATION/
       DELIVER             FOR         DATE     (DEPRECIATION)
--------------------------------------------------------------
    AUD   6,836,558     $3,580,989   11/01/00     $   17,091
    AUD     432,511     $  222,484   11/02/00         (2,984)
    AUD   1,768,701     $  909,820   11/02/00        (12,204)
    HKD   1,505,920     $  193,079   11/01/00            (27)
  IDR 1,719,611,601     $  183,327   11/06/00              0
   IDR  869,403,902     $   92,588   11/07/00            (99)
   JPY  380,414,247     $3,495,812   11/02/00         10,888
    NZD   1,685,167     $  666,147   11/02/00         (5,561)
    SGD     164,438     $   93,686   11/01/00              0
    SGD     147,367     $   83,874   11/02/00            (86)
                                                  ---------
      Net unrealized appreciation............     $    7,018
                                                  =========

CURRENCY ABBREVIATIONS:
------------------------

AUD  Australian Dollar.
HKD  Hong Kong Dollar.
IDR  Indonesian Rupiah.
JPY  Japanese Yen.
NZD  New Zealand Dollar.
SGD  Singapore Dollar.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 2000

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising/Marketing Services....................................................  $  1,056,794      0.2%
Airlines..........................................................................     6,732,953      1.3
Beverages: Alcoholic..............................................................     2,669,619      0.5
Broadcasting......................................................................     1,547,371      0.3
Building Products.................................................................     2,022,481      0.4
Casino/Gaming.....................................................................       752,954      0.2
Catalog/Specialty Distribution....................................................       559,691      0.1
Cellular Telephone................................................................     4,453,606      0.9
Chemicals: Specialty..............................................................    21,642,358      4.3
Commercial Printing/Forms.........................................................     5,407,145      1.1
Computer Peripherals..............................................................    10,002,204      2.0
Computer Processing Hardware......................................................    12,420,164      2.5
Construction Materials............................................................       910,675      0.2
Data Processing Services..........................................................       531,366      0.1
Department Stores.................................................................       245,380      0.0
Electric Utilities................................................................     6,142,466      1.2
Electrical Products...............................................................     8,574,378      1.7
Electronic Components.............................................................    13,230,808      2.6
Electronic Distributors...........................................................     2,949,569      0.6
Electronic Equipment/Instruments..................................................    51,010,612     10.2
Electronic Production Equipment...................................................     8,394,957      1.7
Electronics/Appliances............................................................    19,306,163      3.9
Engineering & Construction........................................................       196,226      0.0
Finance/Rental/Leasing............................................................     7,202,125      1.4
Financial Conglomerates...........................................................     1,174,845      0.2
Food Retail.......................................................................     3,812,502      0.8
Food: Meat/Fish/Dairy.............................................................     3,042,873      0.6
Food: Specialty/Candy.............................................................     2,724,618      0.5
Gas Distributors..................................................................     2,757,754      0.6
Home Building.....................................................................     6,175,348      1.2
Home Furnishings..................................................................       618,193      0.1
Hotels/Resorts/Cruiselines........................................................       640,483      0.1
Industrial Conglomerates..........................................................    26,531,230      5.3
Industrial Machinery..............................................................    29,631,973      5.9
Industrial Specialties............................................................     5,979,779      1.2
Information Technology Services...................................................     4,108,941      0.8
Internet Software/Services........................................................       143,594      0.1
Investment Trusts/Mutual Funds....................................................       275,000      0.1
Major Banks.......................................................................    18,623,291      3.7
Major Telecommunications..........................................................    17,460,453      3.5
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Marine Shipping...................................................................  $  3,803,847      0.8%
Media Conglomerates...............................................................     5,511,341      1.1
Medical/Nursing Services..........................................................       587,964      0.1
Miscellaneous Commercial Services.................................................     4,962,561      1.0
Miscellaneous Manufacturing.......................................................     6,845,205      1.4
Motor Vehicles....................................................................    16,562,504      3.3
Movies/Entertainment..............................................................       803,664      0.2
Office Equipment/Supplies.........................................................     8,079,883      1.6
Oil & Gas Production..............................................................     1,168,004      0.2
Other Metals/Minerals.............................................................     7,175,614      1.4
Packaged Software.................................................................     4,182,304      0.8
Pharmaceuticals: Generic Drugs....................................................     1,303,259      0.3
Pharmaceuticals: Major............................................................     5,794,384      1.2
Pharmaceuticals: Other............................................................    15,813,753      3.2
Precious Metals...................................................................       600,242      0.1
Property - Casualty Insurers......................................................       315,349      0.1
Publishing: Newspapers............................................................     2,246,573      0.4
Real Estate Development...........................................................    17,064,408      3.4
Recreational Products.............................................................    21,098,617      4.2
Regional Banks....................................................................    12,771,687      2.5
Semiconductors....................................................................    17,815,374      3.6
Specialty Telecommunications......................................................     4,588,629      0.9
Steel.............................................................................       817,506      0.2
Telecommunication Equipment.......................................................       447,186      0.1
Textiles..........................................................................       646,360      0.1
Tobacco...........................................................................     1,565,538      0.3
Trucks/Construction/Farm Machinery................................................       236,153      0.0
Wholesale Distributors............................................................     5,622,644      1.1
Wireless Communications...........................................................    11,539,993      2.3
                                                                                    ------------     ----
                                                                                    $491,633,488     98.0%
                                                                                    ------------     ----
                                                                                    ------------     ----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $490,095,951     97.7%
Convertible Bonds.................................................................       727,006      0.1
Preferred Stocks..................................................................       463,227      0.1
Short-Term Investments............................................................       347,304      0.1
                                                                                    ------------     ----
                                                                                    $491,633,488     98.0%
                                                                                    ------------     ----
                                                                                    ------------     ----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

ASSETS:
Investments in securities, at value
  (cost $463,100,932)........................................................................  $ 491,633,488
Unrealized appreciation on open forward foreign currency contracts...........................          7,018
Foreign currency.............................................................................      1,969,504
Receivable for:
    Investments sold.........................................................................     12,600,769
    Capital stock sold.......................................................................     10,958,455
    Dividends................................................................................        739,076
    Foreign withholding taxes reclaimed......................................................         71,285
Prepaid expenses and other assets............................................................         97,472
                                                                                               -------------
     TOTAL ASSETS............................................................................    518,077,067
                                                                                               -------------
LIABILITIES:
Payable for:
    Capital stock repurchased................................................................      1,114,736
    Plan of distribution fee.................................................................        446,962
    Investment management fee................................................................        435,749
Payable to bank..............................................................................     13,924,062
Accrued expenses and other payables..........................................................        241,427
                                                                                               -------------
     TOTAL LIABILITIES.......................................................................     16,162,936
                                                                                               -------------
     NET ASSETS..............................................................................  $ 501,914,131
                                                                                               =============
COMPOSITION OF NET ASSETS:
Paid-in-capital..............................................................................  $ 820,851,526
Net unrealized appreciation..................................................................     28,687,529
Accumulated net investment loss..............................................................     (2,012,926)
Accumulated net realized loss................................................................   (345,611,998)
                                                                                               -------------
     NET ASSETS..............................................................................  $ 501,914,131
                                                                                               =============
CLASS A SHARES:
Net Assets...................................................................................    $15,646,310
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................      1,177,625
     NET ASSET VALUE PER SHARE...............................................................         $13.29
                                                                                               =============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).......................................         $14.03
                                                                                               =============
CLASS B SHARES:
Net Assets...................................................................................   $469,923,807
Shares Outstanding (500,000,000 authorized, $.01 par value)..................................     35,838,859
     NET ASSET VALUE PER SHARE...............................................................         $13.11
                                                                                               =============
CLASS C SHARES:
Net Assets...................................................................................    $11,219,091
Shares Outstanding (500,000,000 authorized, $.01 par value)..................................        858,636
     NET ASSET VALUE PER SHARE...............................................................         $13.07
                                                                                               =============
CLASS D SHARES:
Net Assets...................................................................................     $5,124,923
Shares Outstanding (500,000,000 authorized, $.01 par value)..................................        383,803
     NET ASSET VALUE PER SHARE...............................................................         $13.35
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

NET INVESTMENT LOSS:

INCOME
Dividends (net of $2,115,418 foreign withholding tax).........................................  $  5,809,986
Interest......................................................................................       443,361
                                                                                                ------------

     TOTAL INCOME.............................................................................     6,253,347
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        27,992
Plan of distribution fee (Class B shares).....................................................     6,548,627
Plan of distribution fee (Class C shares).....................................................       133,266
Investment management fee.....................................................................     6,504,772
Transfer agent fees and expenses..............................................................     1,474,713
Custodian fees................................................................................       737,090
Registration fees.............................................................................       276,391
Shareholder reports and notices...............................................................       233,335
Professional fees.............................................................................        71,810
Directors' fees and expenses..................................................................        17,274
Other.........................................................................................        38,986
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    16,064,256
                                                                                                ------------

     NET INVESTMENT LOSS:.....................................................................    (9,810,909)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments...............................................................................    73,444,844
    Foreign exchange transactions.............................................................      (490,767)
                                                                                                ------------

     NET GAIN.................................................................................    72,954,077
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   (95,232,578)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................       155,903
                                                                                                ------------

     NET DEPRECIATION.........................................................................   (95,076,675)
                                                                                                ------------

     NET LOSS.................................................................................   (22,122,598)
                                                                                                ------------

NET DECREASE..................................................................................  $(31,933,507)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR      FOR THE YEAR
                                                                               ENDED             ENDED
                                                                          OCTOBER 31, 2000  OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.....................................................   $  (9,810,909)     $ (2,160,050)
Net realized gain (loss)................................................      72,954,077        (2,794,282)
Net change in unrealized appreciation...................................     (95,076,675)      205,302,227
                                                                           -------------      ------------

     NET INCREASE (DECREASE)............................................     (31,933,507)      200,347,895
                                                                           -------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..........................................................         (72,565)         --
Class B shares..........................................................      (1,348,667)         --
Class C shares..........................................................         (63,592)         --
Class D shares..........................................................         (15,563)         --
                                                                           -------------      ------------

     TOTAL DIVIDENDS....................................................      (1,500,387)         --
                                                                           -------------      ------------
Net increase (decrease) from capital stock transactions.................    (122,682,703)       42,445,104
                                                                           -------------      ------------

     NET INCREASE (DECREASE)............................................    (156,116,597)      242,792,999
                                                                           -------------      ------------

NET ASSETS:
Beginning of period.....................................................     658,030,728       415,237,729
                                                                           -------------      ------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $2,012,926 AND DIVIDENDS IN
    EXCESS OF NET INVESTMENT INCOME OF $1,503,849, RESPECTIVELY)........   $ 501,914,131      $658,030,728
                                                                           =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $40,935,500 at October 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $124,238, $897,491, and $14,489, respectively and received $44,088 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2000 aggregated $244,569,801 and $344,865,027, respectively.

For the year ended October 31, 2000, the Fund incurred brokerage commissions of $95,216 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended October 31, 2000, the Fund incurred brokerage commisions of $5,970 with China International Capital Corp., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At October 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $18,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2000 included in Directors' fees and expenses in the Statement of Operations, amounted to $5,523. At October 31, 2000, the Fund had an accrued pension liability of $45,151 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

5. FEDERAL INCOME TAX STATUS

During the year ended October 31, 2000, the Fund utilized approximately $67,775,000 of its net capital loss carryover. At October 31, 2000, the Fund had a net capital loss carryover of approximately $343,644,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

    AMOUNTS IN THOUSANDS
-----------------------------
 2005       2006       2007
-------   --------   --------
$48,886   $268,352   $26,406
=======   ========   =======

As of October 31, 2000, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss, foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $7,658,736, accumulated net realized loss was charged $3,143,483 and accumulated net investment loss was credited $10,802,219.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2000, there were outstanding forward contracts.

At October 31, 2000, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

At October 31, 2000, investments in securities of issuers in Japan represented 54.3% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

7. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        OCTOBER 31, 2000             OCTOBER 31, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................   12,017,396  $ 189,622,563    11,093,708  $ 142,833,100
Reinvestment of dividends........................................        4,138         68,076       --            --
Redeemed.........................................................  (11,534,857)  (184,941,797)  (10,720,515)  (138,982,563)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class A...........................................      486,677      4,748,842       373,193      3,850,537
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   23,841,805    384,530,101    55,220,630    690,811,299
Reinvestment of dividends........................................       76,028      1,243,053       --            --
Redeemed.........................................................  (32,083,320)  (516,523,498)  (53,251,271)  (659,859,432)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class B................................   (8,165,487)  (130,750,344)    1,969,359     30,951,867
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................    2,796,797     42,007,833     4,233,781     53,863,013
Reinvestment of dividends........................................        3,538         57,670       --            --
Redeemed.........................................................   (2,795,273)   (42,280,357)   (3,542,876)   (45,346,907)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class C................................        5,062       (214,854)      690,905      8,516,106
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................    3,022,226     47,862,403     7,250,183     89,995,532
Reinvestment of dividends........................................          326          5,384       --            --
Redeemed.........................................................   (2,809,094)   (44,334,134)   (7,239,889)   (90,868,938)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class D................................      213,458      3,533,653        10,294       (873,406)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) in Fund..................................   (7,460,290) $(122,682,703)    3,043,751  $  42,445,104
                                                                   ===========  =============   ===========  =============

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                            FOR THE PERIOD
                                                                  FOR THE YEAR ENDED OCTOBER 31             JULY 28, 1997*
                                                              --------------------------------------           THROUGH
                                                                2000           1999           1998         OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................   $14.54         $ 9.76         $12.86             $19.39
                                                               ------         ------         ------             ------

Income (loss) from investment operations:
   Net investment income (loss).............................    (0.10)          0.05           0.10            --
   Net realized and unrealized gain (loss)..................    (1.02)          4.73          (2.94)             (6.53)
                                                               ------         ------         ------             ------

Total income (loss) from investment operations..............    (1.12)          4.78          (2.84)             (6.53)
                                                               ------         ------         ------             ------

Less dividends from net investment income...................    (0.13)         --             (0.26)           --
                                                               ------         ------         ------             ------

Net asset value, end of period..............................   $13.29         $14.54         $ 9.76             $12.86
                                                               ======         ======         ======             ======

TOTAL RETURN+...............................................    (8.10)%        48.98%        (22.35)%           (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     1.60 %(3)      1.79%(3)       1.90 %(3)          1.92 %(2)

Net investment income (loss)................................    (0.68)%(3)      0.34%(3)       0.89 %(3)         (0.03)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $15,646        $10,048         $3,102               $622

Portfolio turnover rate.....................................       37 %          128%            58 %               42 %

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                            FOR THE YEAR ENDED OCTOBER 31
                                                        ---------------------------------------------------------------------
                                                         2000++        1999++        1998++       1997*++           1996
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................    $14.39        $ 9.73        $12.83        $18.89          $18.77
                                                          ------        ------        ------        ------          ------

Income (loss) from investment operations:
   Net investment income (loss).......................     (0.23)        (0.06)         0.01          0.01            0.05
   Net realized and unrealized gain (loss)............     (1.02)         4.72         (2.92)        (5.77)           0.50
                                                          ------        ------        ------        ------          ------

Total income (loss) from investment operations             (1.25)         4.66         (2.91)        (5.76)           0.55
                                                          ------        ------        ------        ------          ------

Less dividends from net investment income.............     (0.03)        --            (0.19)        (0.30)          (0.43)
                                                          ------        ------        ------        ------          ------

Net asset value, end of period........................    $13.11        $14.39        $ 9.73        $12.83          $18.89
                                                          ======        ======        ======        ======          ======

TOTAL RETURN+.........................................     (8.86)%       47.89 %      (22.87)%      (31.01)%          3.00%

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................      2.37 %(1)     2.56 %(1)     2.65 %(1)     2.44 %          2.39%

Net investment income (loss)..........................     (1.45)%(1)    (0.43)%(1)     0.14 %(1)     0.03 %          0.18%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............  $469,924      $633,216      $408,990      $744,133      $1,624,468

Portfolio turnover rate...............................        37 %         128 %          58 %          42 %            49%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                         FOR THE PERIOD
                                                                 FOR THE YEAR ENDED OCTOBER 31           JULY 28, 1997*
                                                              ------------------------------------          THROUGH
                                                                2000          1999          1998        OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................    $14.38        $ 9.72        $12.83            $19.39
                                                                ------        ------        ------            ------

Income (loss) from investment operations:
   Net investment income (loss).............................     (0.23)        (0.05)         0.01             (0.04)
   Net realized and unrealized gain (loss)..................     (1.00)         4.71         (2.89)            (6.52)
                                                                ------        ------        ------            ------

Total income (loss) from investment operations..............     (1.23)         4.66         (2.88)            (6.56)
                                                                ------        ------        ------            ------

Less dividends from net investment income...................     (0.08)        --            (0.23)          --
                                                                ------        ------        ------            ------

Net asset value, end of period..............................    $13.07        $14.38        $ 9.72            $12.83
                                                                ======        ======        ======            ======

TOTAL RETURN+...............................................     (8.88)%       47.94 %      (22.68)%          (33.83)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................      2.37 %(3)     2.56 %(3)     2.65 %(3)         2.62 %(2)

Net investment income (loss)................................     (1.45)%(3)    (0.43)%(3)     0.14 %(3)        (0.77)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................   $11,219       $12,278        $1,581              $819

Portfolio turnover rate.....................................        37 %         128 %          58 %              42 %

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                         FOR THE PERIOD
                                                                 FOR THE YEAR ENDED OCTOBER 31           JULY 28, 1997*
                                                              ------------------------------------          THROUGH
                                                                2000          1999          1998        OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................   $14.61        $ 9.78        $12.86            $19.39
                                                               ------        ------        ------            ------

Income (loss) from investment operations:
   Net investment income (loss).............................    (0.20)         0.06          0.07              0.02
   Net realized and unrealized gain (loss)..................    (0.91)         4.77         (2.88)            (6.55)
                                                               ------        ------        ------            ------

Total income (loss) from investment operations..............    (1.11)         4.83         (2.81)            (6.53)
                                                               ------        ------        ------            ------

Less dividends from net investment income...................    (0.15)        --            (0.27)          --
                                                               ------        ------        ------            ------

Net asset value, end of period..............................   $13.35        $14.61        $ 9.78            $12.86
                                                               ======        ======        ======            ======

TOTAL RETURN+...............................................    (7.94)%       49.39 %      (22.14)%          (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     1.37 %(3)     1.56 %(3)     1.65 %(3)         1.62 %(2)

Net investment income (loss)................................    (0.45)%(3)     0.57 %(3)     1.14 %(3)         0.42 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................   $5,125        $2,489        $1,565              $118

Portfolio turnover rate.....................................       37 %         128 %          58 %              42 %

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Pacific Growth Fund Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1999 and the financial highlights for each of the respective stated periods ended October 31, 1999 were audited by other independent accountants whose report, dated December 20, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Pacific Growth Fund Inc. as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 20, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)
       For its fiscal year ended October 31, 2000 the Fund has elected, pursuant to Section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.05 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.04 per share with respect to this election. These amounts were previously reflected in the Fund's 1999 Form 1099-DIVs.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Directors and its Audit Committee, engaged Deloitte & Touche LLP as its new independent auditors as of July 1, 2000.

DIRECTORS

Michael Bozic

Charles A. Fiumefreddo

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Michael E. Nugent

Philip J. Purcell

John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
PACIFIC
GROWTH FUND


[ARTWORK]


ANNUAL REPORT
OCTOBER 31, 2000